S000001570 [Member] Expense Example - Tax-Managed U.S. Large Cap Fund	Oct. 31, 2025 USD ($)
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 92
Expense Example, with Redemption, 3 Years	287
Expense Example, with Redemption, 5 Years	498
Expense Example, with Redemption, 10 Years	1,108
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	193
Expense Example, with Redemption, 3 Years	597
Expense Example, with Redemption, 5 Years	1,026
Expense Example, with Redemption, 10 Years	2,222
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	685
Expense Example, with Redemption, 3 Years	919
Expense Example, with Redemption, 5 Years	1,172
Expense Example, with Redemption, 10 Years	1,892
Class M
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	277
Expense Example, with Redemption, 5 Years	489
Expense Example, with Redemption, 10 Years	$ 1,099